UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

June 30, 2017

DESIIO-QTLY-0817
1.804793.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 0.0%
General Motors Co.	32,800	$1,145,704
Distributors - 0.4%
LKQ Corp. (a)	339,700	11,193,115
Household Durables - 0.6%
KB Home	434,800	10,422,156
Taylor Morrison Home Corp. (a)	308,300	7,402,283
		17,824,439
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	273,849	3
Media - 4.5%
AMC Networks, Inc. Class A (a)	70,900	3,786,769
Comcast Corp. Class A	1,572,500	61,201,700
Scripps Networks Interactive, Inc. Class A	175,800	12,008,898
Sinclair Broadcast Group, Inc. Class A	81,500	2,681,350
The Walt Disney Co.	174,800	18,572,500
Time Warner, Inc.	286,400	28,757,424
Viacom, Inc. Class B (non-vtg.)	311,300	10,450,341
		137,458,982
Multiline Retail - 0.5%
Target Corp.	298,150	15,590,264
Specialty Retail - 1.3%
AutoZone, Inc. (a)	2,600	1,483,196
L Brands, Inc.	138,600	7,469,154
Lowe's Companies, Inc.	339,900	26,352,447
TJX Companies, Inc.	73,500	5,304,495
		40,609,292

TOTAL CONSUMER DISCRETIONARY		223,821,799

CONSUMER STAPLES - 5.7%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	65,200	5,940,372
Molson Coors Brewing Co. Class B	186,200	16,076,508
The Coca-Cola Co.	871,300	39,077,805
		61,094,685
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	13,300	2,127,069
CVS Health Corp.	226,000	18,183,960
Kroger Co.	376,100	8,770,652
Wal-Mart Stores, Inc.	124,200	9,399,456
		38,481,137
Food Products - 0.1%
Amplify Snack Brands, Inc. (a)	319,888	3,083,720
Household Products - 1.6%
Procter & Gamble Co.	567,005	49,414,486
Personal Products - 0.4%
Coty, Inc. Class A	383,800	7,200,088
Unilever NV (NY Reg.)	84,900	4,692,423
		11,892,511
Tobacco - 0.3%
Altria Group, Inc.	143,400	10,678,998

TOTAL CONSUMER STAPLES		174,645,537

ENERGY - 12.2%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	209,100	11,398,041
Ensco PLC Class A	225,000	1,161,000
National Oilwell Varco, Inc.	331,900	10,932,786
Oceaneering International, Inc.	315,400	7,203,736
Schlumberger Ltd.	49,100	3,232,744
		33,928,307
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc. (c)	142,422	452,902
Anadarko Petroleum Corp.	205,500	9,317,370
Apache Corp.	569,700	27,305,721
Cabot Oil & Gas Corp.	664,300	16,660,644
Cenovus Energy, Inc.	1,877,100	13,837,967
Cheniere Energy, Inc. (a)	21,700	1,057,007
Chevron Corp.	391,527	40,848,012
ConocoPhillips Co.	1,212,700	53,310,292
Golar LNG Ltd.	147,700	3,286,325
Imperial Oil Ltd.	478,800	13,956,385
Kinder Morgan, Inc.	1,287,400	24,666,584
Legacy Reserves LP (a)	211,124	306,130
Noble Energy, Inc.	37,800	1,069,740
PDC Energy, Inc. (a)	41,300	1,780,443
Phillips 66 Co.	27,800	2,298,782
SM Energy Co.	171,700	2,838,201
Suncor Energy, Inc.	1,657,400	48,426,038
Teekay Offshore Partners LP	197,100	565,677
The Williams Companies, Inc.	1,701,992	51,536,318
Williams Partners LP	593,000	23,785,230
		337,305,768

TOTAL ENERGY		371,234,075

FINANCIALS - 23.4%
Banks - 15.6%
Bank of America Corp.	4,404,000	106,841,038
Citigroup, Inc.	1,472,204	98,461,004
Comerica, Inc.	34,200	2,504,808
JPMorgan Chase & Co.	1,114,710	101,884,494
PNC Financial Services Group, Inc.	192,716	24,064,447
Regions Financial Corp.	1,141,700	16,714,488
Standard Chartered PLC (United Kingdom) (a)	256,270	2,594,129
SunTrust Banks, Inc.	723,500	41,036,920
U.S. Bancorp	589,842	30,624,597
Wells Fargo & Co.	900,950	49,921,640
		474,647,565
Capital Markets - 7.0%
CBOE Holdings, Inc.	74,500	6,809,300
Charles Schwab Corp.	534,755	22,973,075
Goldman Sachs Group, Inc.	67,900	15,067,010
KKR & Co. LP	803,485	14,944,821
Morgan Stanley	818,300	36,463,448
Northern Trust Corp.	319,895	31,096,993
State Street Corp.	698,290	62,657,562
TD Ameritrade Holding Corp.	52,700	2,265,573
The Blackstone Group LP	666,700	22,234,445
		214,512,227
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,415,461	15,853,163
Radian Group, Inc.	581,731	9,511,302
		25,364,465

TOTAL FINANCIALS		714,524,257

HEALTH CARE - 15.6%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	168,900	20,550,063
Alnylam Pharmaceuticals, Inc. (a)	38,800	3,094,688
Amgen, Inc.	263,215	45,333,519
Biogen, Inc. (a)	39,400	10,691,584
BioMarin Pharmaceutical, Inc. (a)	69,300	6,293,826
Celldex Therapeutics, Inc. (a)(c)	10,900	26,923
Genocea Biosciences, Inc. (a)	136,300	711,486
Gilead Sciences, Inc.	153,800	10,885,964
Insmed, Inc. (a)	147,800	2,536,248
Intercept Pharmaceuticals, Inc. (a)(c)	155,914	18,876,508
Regeneron Pharmaceuticals, Inc. (a)	8,700	4,272,918
Spark Therapeutics, Inc. (a)	48,750	2,912,325
TESARO, Inc. (a)	6,800	951,048
Trevena, Inc. (a)	269,300	619,390
Vertex Pharmaceuticals, Inc. (a)	84,700	10,915,289
		138,671,779
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	1,697,651	47,058,886
DexCom, Inc. (a)	26,000	1,901,900
Medtronic PLC	223,400	19,826,750
NxStage Medical, Inc. (a)	264,800	6,638,536
Zimmer Biomet Holdings, Inc.	74,800	9,604,320
		85,030,392
Health Care Providers & Services - 2.7%
Aetna, Inc.	38,700	5,875,821
Anthem, Inc.	69,400	13,056,222
Cardinal Health, Inc.	21,000	1,636,320
Cigna Corp.	92,800	15,533,792
Express Scripts Holding Co. (a)	113,500	7,245,840
Humana, Inc.	46,200	11,116,644
McKesson Corp.	117,980	19,412,429
UnitedHealth Group, Inc.	56,900	10,550,398
		84,427,466
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)(c)	477,198	1,980,372
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	156,300	9,270,153
Pharmaceuticals - 5.2%
Allergan PLC	30,100	7,317,009
Bayer AG	7,400	959,115
Bristol-Myers Squibb Co.	307,900	17,156,188
GlaxoSmithKline PLC sponsored ADR	1,167,300	50,333,976
Jazz Pharmaceuticals PLC (a)	116,600	18,131,300
Johnson & Johnson	241,960	32,008,888
Novartis AG sponsored ADR	2,000	166,940
Sanofi SA	32,047	3,070,743
Teva Pharmaceutical Industries Ltd. sponsored ADR	687,350	22,833,767
TherapeuticsMD, Inc. (a)	1,189,800	6,270,246
		158,248,172

TOTAL HEALTH CARE		477,628,334

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
General Dynamics Corp.	17,700	3,506,370
Textron, Inc.	140,300	6,608,130
The Boeing Co.	80,900	15,997,975
United Technologies Corp.	308,800	37,707,568
		63,820,043
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	126,479	8,686,578
FedEx Corp.	41,200	8,953,996
United Parcel Service, Inc. Class B	254,900	28,189,391
		45,829,965
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	53,600	4,090,752
Electrical Equipment - 1.1%
Acuity Brands, Inc.	23,500	4,777,080
AMETEK, Inc.	276,600	16,753,662
Hubbell, Inc. Class B	48,818	5,524,733
Melrose Industries PLC	2,092,923	6,610,374
		33,665,849
Industrial Conglomerates - 2.3%
General Electric Co.	2,604,700	70,352,947
Machinery - 0.8%
Colfax Corp. (a)	40,200	1,582,674
Deere & Co.	19,800	2,447,082
Flowserve Corp.	265,100	12,308,593
Wabtec Corp. (c)	90,000	8,235,000
		24,573,349
Professional Services - 0.2%
IHS Markit Ltd. (a)	150,974	6,648,895
Road & Rail - 2.8%
CSX Corp.	561,800	30,651,808
Genesee & Wyoming, Inc. Class A (a)	130,700	8,938,573
J.B. Hunt Transport Services, Inc.	204,300	18,668,934
Norfolk Southern Corp.	107,100	13,034,070
Old Dominion Freight Lines, Inc.	67,800	6,457,272
Union Pacific Corp.	67,400	7,340,534
		85,091,191
Trading Companies & Distributors - 0.0%
Univar, Inc. (a)	20,200	589,840

TOTAL INDUSTRIALS		334,662,831

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,460,500	45,713,650
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	47,600	2,370,956
Alphabet, Inc.:
Class A (a)	62,700	58,290,936
Class C (a)	52,883	48,056,369
Facebook, Inc. Class A (a)	93,600	14,131,728
		122,849,989
IT Services - 4.1%
Accenture PLC Class A	5,000	618,400
Cognizant Technology Solutions Corp. Class A	92,300	6,128,720
FleetCor Technologies, Inc. (a)	41,800	6,027,978
MasterCard, Inc. Class A	270,700	32,876,515
Paychex, Inc.	368,000	20,953,920
PayPal Holdings, Inc. (a)	115,695	6,209,351
Unisys Corp. (a)(c)	722,347	9,246,042
Visa, Inc. Class A	448,700	42,079,086
		124,140,012
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.	912,790	50,404,264
Software - 3.9%
Adobe Systems, Inc. (a)	79,900	11,301,056
Autodesk, Inc. (a)	121,800	12,279,876
Microsoft Corp.	1,394,000	96,088,420
		119,669,352
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	641,000	92,316,820
Western Digital Corp.	11,900	1,054,340
		93,371,160

TOTAL INFORMATION TECHNOLOGY		556,148,427

MATERIALS - 3.4%
Chemicals - 2.7%
CF Industries Holdings, Inc.	297,800	8,326,488
E.I. du Pont de Nemours & Co.	73,547	5,935,978
Intrepid Potash, Inc. (a)(c)	1,551,040	3,505,350
LyondellBasell Industries NV Class A	154,500	13,038,255
Monsanto Co.	228,500	27,045,260
Potash Corp. of Saskatchewan, Inc. (c)	774,300	12,628,351
W.R. Grace & Co.	188,500	13,573,885
		84,053,567
Containers & Packaging - 0.5%
WestRock Co.	264,634	14,994,162
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	433,900	5,211,139

TOTAL MATERIALS		104,258,868

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	4,700	621,904
Crown Castle International Corp.	29,000	2,905,220
Public Storage	21,600	4,504,248
		8,031,372
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	499,506	22,307,938
UTILITIES - 1.1%
Electric Utilities - 0.9%
Exelon Corp.	681,600	24,585,312
PPL Corp.	23,600	912,376
		25,497,688
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	843,008	6,971,676

TOTAL UTILITIES		32,469,364

TOTAL COMMON STOCKS
(Cost $2,376,516,160)		3,019,732,802

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest)(b)(d)
(Cost $5,206,756)	5,206,756	5,206,756

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.10% (e)	29,305,786	29,311,647
Fidelity Securities Lending Cash Central Fund 1.09% (e)(f)	27,148,151	27,150,866
TOTAL MONEY MARKET FUNDS
(Cost $56,462,236)		56,462,513
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,438,185,152)		3,081,402,071
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(27,240,594)
NET ASSETS - 100%		$3,054,161,477

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,206,759 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$5,206,756

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,253
Fidelity Securities Lending Cash Central Fund	153,242
Total	$277,495

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$223,821,799	$223,821,796	$--	$3
Consumer Staples	174,645,537	174,645,537	--	--
Energy	371,234,075	371,234,075	--	--
Financials	714,524,257	714,524,257	--	--
Health Care	477,628,334	473,598,476	4,029,858	--
Industrials	334,662,831	334,662,831	--	--
Information Technology	556,148,427	556,148,427	--	--
Materials	104,258,868	104,258,868	--	--
Real Estate	8,031,372	8,031,372	--	--
Telecommunication Services	22,307,938	22,307,938	--	--
Utilities	32,469,364	32,469,364	--	--
Other	5,206,756	--	--	5,206,756
Money Market Funds	56,462,513	56,462,513	--	--
Total Investments in Securities:	$3,081,402,071	$3,072,165,454	$4,029,858	$5,206,759

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,445,219,438. Net unrealized appreciation aggregated $636,182,633, of which $786,539,429 related to appreciated investment securities and $150,356,796 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

June 30, 2017

DESIO-QTLY-0817
1.804792.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
Delphi Automotive PLC	107,800	$9,448,670
Automobiles - 1.8%
Fiat Chrysler Automobiles NV (a)	1,185,300	12,495,485
General Motors Co.	700,400	24,464,972
		36,960,457
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	80,800	3,078,480
Churchill Downs, Inc.	25,000	4,582,500
Dunkin' Brands Group, Inc.	107,800	5,941,936
Shake Shack, Inc. Class A (a)	58,100	2,026,528
U.S. Foods Holding Corp. (a)	556,500	15,147,930
Whitbread PLC	107,752	5,567,351
		36,344,725
Household Durables - 0.5%
KB Home	146,500	3,511,605
Taylor Morrison Home Corp. (a)	261,200	6,271,412
		9,783,017
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	14,200	13,745,600
JD.com, Inc. sponsored ADR (a)	76,200	2,988,564
Priceline Group, Inc. (a)	5,000	9,352,600
		26,086,764
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(b)(c)	60,000	1,871,400
NJOY, Inc. (a)(c)	787,486	8
Polaris Industries, Inc. (d)	53,900	4,971,197
		6,842,605
Media - 4.5%
Charter Communications, Inc. Class A (a)	12,300	4,143,255
Comcast Corp. Class A	1,384,600	53,888,632
The Walt Disney Co.	269,400	28,623,750
WME Entertainment Parent, LLC Class A (c)(e)	2,472,342	5,587,493
		92,243,130
Multiline Retail - 0.8%
Dollar General Corp.	32,300	2,328,507
Kohl's Corp.	107,800	4,168,626
Macy's, Inc.	175,100	4,069,324
Target Corp.	121,200	6,337,548
		16,904,005
Specialty Retail - 0.7%
AutoZone, Inc. (a)	8,100	4,620,726
Bed Bath & Beyond, Inc.	130,100	3,955,040
TJX Companies, Inc.	80,800	5,831,336
		14,407,102
Textiles, Apparel & Luxury Goods - 0.0%
Tory Burch LLC (a)(c)(e)	28,846	1,277,000

TOTAL CONSUMER DISCRETIONARY		250,297,475

CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	134,700	11,629,998
The Coca-Cola Co.	591,300	26,519,805
		38,149,803
Food & Staples Retailing - 2.9%
CVS Health Corp.	276,600	22,255,236
Kroger Co.	215,500	5,025,460
Wal-Mart Stores, Inc.	209,600	15,862,528
Walgreens Boots Alliance, Inc.	202,000	15,818,620
		58,961,844
Food Products - 0.9%
Amplify Snack Brands, Inc. (a)(d)	399,900	3,855,036
B&G Foods, Inc. Class A (d)	247,800	8,821,680
The Hershey Co.	48,100	5,164,497
		17,841,213
Household Products - 1.4%
Church & Dwight Co., Inc.	20,000	1,037,600
Colgate-Palmolive Co.	125,000	9,266,250
Procter & Gamble Co.	226,600	19,748,190
		30,052,040
Tobacco - 0.1%
Philip Morris International, Inc.	17,600	2,067,120

TOTAL CONSUMER STAPLES		147,072,020

ENERGY - 9.2%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	67,184	3,662,200
Schlumberger Ltd.	210,500	13,859,320
		17,521,520
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	200,400	9,086,136
Antero Resources Corp. (a)(d)	97,900	2,115,619
Cabot Oil & Gas Corp.	423,900	10,631,412
ConocoPhillips Co.	1,047,000	46,026,120
EQT Corp.	80,800	4,734,072
Imperial Oil Ltd.	350,200	10,207,866
Kinder Morgan, Inc.	484,900	9,290,684
Southwestern Energy Co. (a)	592,600	3,603,008
Suncor Energy, Inc.	754,300	22,039,194
The Williams Companies, Inc.	1,000,000	30,280,000
Trilogy Energy Corp. (a)	889,000	3,338,549
Williams Partners LP	539,000	21,619,290
		172,971,950

TOTAL ENERGY		190,493,470

FINANCIALS - 24.5%
Banks - 9.1%
Bank of America Corp.	2,448,200	59,393,332
Citigroup, Inc.	161,800	10,821,184
JPMorgan Chase & Co.	525,300	48,012,420
Regions Financial Corp.	517,500	7,576,200
Standard Chartered PLC (United Kingdom) (a)	269,381	2,726,847
SunTrust Banks, Inc.	169,700	9,625,384
U.S. Bancorp	377,100	19,579,032
Wells Fargo & Co.	538,800	29,854,908
		187,589,307
Capital Markets - 9.2%
Ares Capital Corp. (d)	161,600	2,647,008
CBOE Holdings, Inc.	383,809	35,080,143
Charles Schwab Corp.	145,300	6,242,088
KKR & Co. LP	1,269,400	23,610,840
Morgan Stanley	646,500	28,808,040
MSCI, Inc.	201,400	20,742,186
S&P Global, Inc.	25,800	3,766,542
State Street Corp.	357,000	32,033,610
The Blackstone Group LP	1,077,500	35,934,625
		188,865,082
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	215,500	36,499,235
KKR Renaissance Co-Invest LP unit (a)(c)	50,000	11,908,809
		48,408,044
Insurance - 2.5%
American International Group, Inc.	323,300	20,212,716
Chubb Ltd.	215,500	31,329,390
		51,542,106
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	312,400	3,498,880
Radian Group, Inc.	1,552,000	25,375,200
		28,874,080

TOTAL FINANCIALS		505,278,619

HEALTH CARE - 13.9%
Biotechnology - 5.2%
Amgen, Inc.	284,600	49,016,658
Biogen, Inc. (a)	35,000	9,497,600
BioMarin Pharmaceutical, Inc. (a)	43,100	3,914,342
Celgene Corp. (a)	134,700	17,493,489
Gilead Sciences, Inc.	242,400	17,157,072
Intercept Pharmaceuticals, Inc. (a)	17,000	2,058,190
Regeneron Pharmaceuticals, Inc. (a)	6,000	2,946,840
Spark Therapeutics, Inc. (a)	50,000	2,987,000
Trevena, Inc. (a)	350,000	805,000
Vertex Pharmaceuticals, Inc. (a)	21,600	2,783,592
		108,659,783
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	48,000	9,365,280
Boston Scientific Corp. (a)	46,200	1,280,664
Medtronic PLC	284,700	25,267,125
NxStage Medical, Inc. (a)	22,100	554,047
ResMed, Inc.	1,100	85,657
		36,552,773
Health Care Providers & Services - 3.1%
Anthem, Inc.	80,800	15,200,904
Express Scripts Holding Co. (a)	94,300	6,020,112
Humana, Inc.	4,400	1,058,728
UnitedHealth Group, Inc.	222,300	41,218,866
		63,498,610
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	59,400	5,808,726
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	80,800	4,502,176
GlaxoSmithKline PLC sponsored ADR	377,100	16,260,552
Jazz Pharmaceuticals PLC (a)	60,000	9,330,000
Johnson & Johnson	267,700	35,414,033
Teva Pharmaceutical Industries Ltd. sponsored ADR	188,600	6,265,292
		71,772,053

TOTAL HEALTH CARE		286,291,945

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.0%
Raytheon Co.	6,400	1,033,472
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	161,600	17,871,344
Airlines - 0.4%
Copa Holdings SA Class A	62,500	7,312,500
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	88,500	4,813,515
Electrical Equipment - 0.5%
Melrose Industries PLC	2,693,810	8,508,241
Rockwell Automation, Inc.	6,400	1,036,544
		9,544,785
Industrial Conglomerates - 0.9%
General Electric Co.	676,400	18,269,564
Machinery - 1.1%
Caterpillar, Inc.	19,800	2,127,708
Flowserve Corp.	278,700	12,940,041
Rational AG	13,500	7,185,266
Xylem, Inc.	19,000	1,053,170
		23,306,185
Professional Services - 0.1%
IHS Markit Ltd. (a)	68,900	3,034,356
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	123,900	11,321,982
Trading Companies & Distributors - 0.2%
Univar, Inc. (a)	106,200	3,101,040

TOTAL INDUSTRIALS		99,608,743

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,282,800	40,151,640
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	95,900	7,545,412
Internet Software & Services - 5.9%
2U, Inc. (a)	65,900	3,092,028
Alibaba Group Holding Ltd. sponsored ADR (a)	14,500	2,043,050
Alphabet, Inc. Class C (a)	75,000	68,154,750
Facebook, Inc. Class A (a)	325,000	49,068,500
		122,358,328
IT Services - 3.7%
First Data Corp. Class A (a)	1,372,500	24,979,500
MasterCard, Inc. Class A	134,700	16,359,315
Paychex, Inc.	81,200	4,623,528
PayPal Holdings, Inc. (a)	57,600	3,091,392
Visa, Inc. Class A	296,300	27,787,014
		76,840,749
Semiconductors & Semiconductor Equipment - 0.9%
Qualcomm, Inc.	323,300	17,852,626
Software - 0.2%
Salesforce.com, Inc. (a)	23,500	2,035,100
SAP AG sponsored ADR	19,600	2,051,532
		4,086,632
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	631,400	90,934,228

TOTAL INFORMATION TECHNOLOGY		359,769,615

MATERIALS - 3.5%
Chemicals - 2.4%
CF Industries Holdings, Inc.	161,600	4,518,336
LyondellBasell Industries NV Class A	213,900	18,051,021
PPG Industries, Inc.	53,900	5,926,844
The Dow Chemical Co.	307,900	19,419,253
W.R. Grace & Co.	29,200	2,102,692
		50,018,146
Containers & Packaging - 0.9%
Ball Corp.	49,100	2,072,511
WestRock Co.	282,800	16,023,448
		18,095,959
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	242,400	2,911,224

TOTAL MATERIALS		71,025,329

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	59,300	12,365,829
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	417,500	15,752,275
Verizon Communications, Inc.	377,100	16,841,286
Zayo Group Holdings, Inc. (a)	53,900	1,665,510
		34,259,071
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	83,300	5,049,646

TOTAL TELECOMMUNICATION SERVICES		39,308,717

UTILITIES - 2.4%
Electric Utilities - 2.2%
Duke Energy Corp.	100,000	8,359,000
Edison International	53,900	4,214,441
Entergy Corp.	70,000	5,373,900
Exelon Corp.	500,000	18,035,000
PPL Corp.	171,900	6,645,654
Southern Co.	80,800	3,868,704
		46,496,699
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	80,800	3,475,208

TOTAL UTILITIES		49,971,907

TOTAL COMMON STOCKS
(Cost $1,636,177,980)		2,011,483,669

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)
(Cost $5,699,844)	107,800	6,056,458
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,694,940)	2,500,000	1,748,438
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.10% (f)	61,755,376	61,767,727
Fidelity Securities Lending Cash Central Fund 1.09% (f)(g)	12,603,299	12,604,559
TOTAL MONEY MARKET FUNDS
(Cost $74,370,648)		74,372,286
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $1,717,943,412)		2,093,660,851
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(31,202,658)
NET ASSETS - 100%		$2,062,458,193

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,644,710 or 1.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$257,864
Fidelity Securities Lending Cash Central Fund	226,969
Total	$484,833

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$256,353,933	$247,618,032	$--	$8,735,901
Consumer Staples	147,072,020	147,072,020	--	--
Energy	190,493,470	190,493,470	--	--
Financials	505,278,619	493,369,810	11,908,809	--
Health Care	286,291,945	286,291,945	--	--
Industrials	99,608,743	99,608,743	--	--
Information Technology	359,769,615	359,769,615	--	--
Materials	71,025,329	71,025,329	--	--
Real Estate	12,365,829	12,365,829	--	--
Telecommunication Services	39,308,717	39,308,717	--	--
Utilities	49,971,907	49,971,907	--	--
Corporate Bonds	1,748,438	--	1,748,438	--
Money Market Funds	74,372,286	74,372,286	--	--
Total Investments in Securities:	$2,093,660,851	$2,071,267,703	$13,657,247	$8,735,901

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$25,172,473
Net Realized Gain (Loss) on Investment Securities	(1,586,239)
Net Unrealized Gain (Loss) on Investment Securities	(4,695,575)
Cost of Purchases	5,330
Proceeds of Sales	(3,374,088)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,786,000)
Ending Balance	$8,735,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(4,973,135)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,720,247,400. Net unrealized appreciation aggregated $373,413,451, of which $438,546,793 related to appreciated investment securities and $65,133,342 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017